JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds listed on Appendix A, except for the JPMorgan SmartRetirement Blend Fund Select Class Shares prospectus, do not differ from the prospectuses contained in the Post-Effective Amendment No. 362 (Amendment 363 under the Investment Company Act of 1940) filed electronically on October 28, 2014.

If you have any questions, please call Jessica K. Ditullio at (614) 901-1410.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

November 2014	JPMorgan Trust I

Appendix A

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund